Condensed Financial Information of the Parent Company Only (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income
Interest and dividends received from subsidiaries	$ 11,214	$ 11,196	$ 11,125	$ 10,963	$ 11,230	$ 11,298	$ 11,592	$ 11,545	$ 44,498	$ 45,665	$ 49,114
Expenses
Interest on subordinated notes									1,264	1,284	1,381
Other									3,218	3,632	4,403
Income tax benefit	(1,074)	(802)	(1,121)	(1,045)	(903)	(771)	(810)	62	(4,042)	(2,422)	(546)
Net income					1,729	1,569	1,812	(136)	7,654	4,974	2,822
HAWTHORN BANCSHARES, INC.
Income
Interest and dividends received from subsidiaries									2,538	15,039	4,596
Total income									2,538	15,039	4,596
Expenses
Interest on subordinated notes									1,264	1,284	1,381
Other									1,730	1,778	2,889
Total expenses									2,994	3,062	4,270
Income before income tax benefit and equity in undistributed income of subsidiaries									(456)	11,977	326
Income tax benefit									1,100	1,126	2,257
Equity in undistributed (losses) income of subsidiaries									7,010	(8,129)	239
Net income									$ 7,654	$ 4,974	$ 2,822